Notes Payable (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2020	Oct. 10, 2019	Aug. 30, 2019	May 14, 2019	Apr. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 01, 2019
Debt Instrument [Line Items]
Repayment of debt						$ 550,000		$ 50,000	$ 50,000
Convertible note payable, current						82,458		82,458	39,280
Repayment of promissory notes									132,459
Debt instrument face value								1,415,265
Other notes payable						273,558		591,807	225,000
Other notes payable, related party						0		91,000	33,500
Former Franchisee [Member]
Debt Instrument [Line Items]
Debt interest percentage			12.00%
Debt instrument maturity date			Dec. 01, 2019
15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Repayment of debt						450,000
12% Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Repayment of debt						75,000
Other Convertible Notes [Member]
Debt Instrument [Line Items]
Repayment of debt					$ 100,000	25,000
Convertible note payable, current								611,082	2,115,007
Another Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note payable, current						100,000		100,000	$ 100,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest percentage										15.00%
Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Proceeds from promissory notes				$ 91,000
Debt interest percentage				15.00%
Promissory Note [Member] | Former Franchisee [Member]
Debt Instrument [Line Items]
Proceeds from promissory notes		$ 300,000
Debt interest percentage		8.00%
Repayment of promissory notes						$ 18,879
Debt instrument, term						5 years
Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 150,000							$ 300,000
Original issue discount percentage	20.00%							20.00%
Debt instrument maturity date	Feb. 21, 2020							Feb. 21, 2020
Former Parent [Member]
Debt Instrument [Line Items]
Convertible notes payable						$ 82,458